July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2040 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock LifePath® ESG Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 75.4%
iShares Developed Real Estate Index Fund, Class K	91,503	$ 747,578
iShares ESG Aware MSCI EAFE ETF	37,047	3,233,462
iShares ESG Aware MSCI EM ETF	37,334	1,473,200
iShares ESG Aware MSCI USA ETF	60,691	8,389,924
iShares ESG Aware MSCI USA Small-Cap ETF	23,934	1,005,707
iShares MSCI Canada ETF(b)	8,911	411,510
iShares MSCI EAFE Small-Cap ETF(b)	7,380	534,386
iShares MSCI Emerging Markets Small-Cap ETF	3,809	243,966
		16,039,733
Fixed-Income Funds — 24.3%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	87,634	4,140,705
iShares TIPS Bond ETF(b)	9,369	1,027,498
		5,168,203
Money Market Funds — 25.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)	5,469,467	5,471,655
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	163	163
		5,471,818
Total Investments — 125.4% (Cost: $24,311,392)		26,679,754
Liabilities in Excess of Other Assets — (25.4)%		(5,408,137)
Net Assets — 100.0%		$ 21,271,617

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,744,377	$ 2,727,996 (a)	$ —	$ (630)	$ (88)	$ 5,471,655	5,469,467	$ 7,145 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	22,323	—	(22,160)(a)	—	—	163	163	2,245	—
iShares Developed Real Estate Index Fund, Class K	378,308	441,486	(96,497)	(6,944)	31,225	747,578	91,503	9,962	—
iShares ESG Aware MSCI EAFE ETF	1,447,524	2,078,225	(415,532)	4,142	119,103	3,233,462	37,047	56,218	—
iShares ESG Aware MSCI EM ETF	639,647	872,721	(132,880)	(2,297)	96,009	1,473,200	37,334	21,139	—
iShares ESG Aware MSCI USA ETF	4,319,232	4,635,974	(1,126,583)	(30,539)	591,840	8,389,924	60,691	44,663	—
iShares ESG Aware MSCI USA Small-Cap ETF	508,712	551,718	(54,986)	(8,198)	8,461	1,005,707	23,934	6,153	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,861,757	2,577,424	(301,251)	(4,129)	6,904	4,140,705	87,634	67,097	—
iShares MSCI Canada ETF	179,016	253,223	(46,731)	(1,347)	27,349	411,510	8,911	4,528	—
iShares MSCI EAFE Small-Cap ETF	231,248	316,288	(48,827)	(164)	35,841	534,386	7,380	10,028	—
iShares MSCI Emerging Markets Small-Cap ETF	109,688	151,298	(21,532)	(1,768)	6,280	243,966	3,809	3,766	—
iShares TIPS Bond ETF	472,015	623,720	(76,501)	259	8,005	1,027,498	9,369	12,575	—
				$ (51,615)	$ 930,929	$ 26,679,754		$ 245,519	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 16,039,733	$ —	$ —	$ 16,039,733
Fixed-Income Funds	5,168,203	—	—	5,168,203
Money Market Funds	5,471,818	—	—	5,471,818
	$26,679,754	$—	$—	$26,679,754

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments